Supplement dated April 28, 2014
to the Statement of Additional Information
for Principal Funds, Inc.
dated March 1, 2014

(as supplemented on March 7, 2014 and March 14, 2014)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

As of April 25, 2014, delete references to the SmallCap Growth Fund II from the Statement of Additional Information.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS

Management Information
Officers of the Fund
Delete the officers table and substitute:

Name, Address and Year of Birth	Position(s) Held with Fund and Length of Time Served	Positions with the Manager and its Affiliates; Principal Occupations During Past 5 Years** (unless noted otherwise)
Randy L. Bergstrom Des Moines, IA 50392 1955	Assistant Tax Counsel (since 2005)	Counsel, PGI Counsel, PLIC

David J. Brown Des Moines, IA 50392 1960	Chief Compliance Officer (since 2004)	Senior Vice President, PFD Vice President/Compliance, PLIC Senior Vice President, PMC Senior Vice President, Princor Senior Vice President, PSS

Teresa M. Button Des Moines, IA 50392 1963	Treasurer (since 2011)
Vice President/Treasurer, Edge, (since 2011)
Vice President/Treasurer, PFA, (since 2011)
Vice President/Treasurer, PFD, (since 2011)
Vice President/Treasurer, PGI, (since 2011)
Vice President/Treasurer, PLIC, (since 2011)
Vice President/Treasurer, PMC, (since 2011)
Vice President/Treasurer, Post, (since 2011)
Vice President/Treasurer, Principal-REI, (since 2011)
Vice President/Treasurer, Princor, (since 2011)
Vice President/Treasurer, PSS, (since 2011)
Treasurer, Spectrum, (since 2011)

Ernest H. Gillum Des Moines, IA 50392 1955	Vice President (since 2000) Assistant Secretary (since 1993)	Vice President/Chief Compliance Officer, PMC Vice President/Chief Compliance Officer, PSS

Carolyn F. Kolks Des Moines, IA 50392 1962	Assistant Tax Counsel (since 2005)	Counsel, PGI Counsel, PLIC

Jennifer A. Mills Des Moines, IA 50392 1973	Assistant Counsel (since 2010)	Counsel, PFD, (2009-2013) Counsel, PLIC Counsel, PMC, (2009-2013) Counsel, Princor, (2009-2013) Counsel, PSS, (2009-2013)

Name, Address and Year of Birth	Position(s) Held with Fund and Length of Time Served	Positions with the Manager and its Affiliates; Principal Occupations During Past 5 Years** (unless noted otherwise)
Layne A. Rasmussen Des Moines, IA 50392 1958	Chief Financial Officer (since 2008) Vice President (since 2005) Controller (since 2000)	Vice President/Controller-Principal Funds, PMC

Michael D. Roughton Des Moines, IA 50392 1951	Counsel (since 1990)
Senior Vice President/Counsel, PFA
Senior Vice President/Counsel, PFD
Vice President & Associate General Counsel, PLIC
Senior Vice President/Counsel, PMC
Senior Vice President/Counsel, Princor, (2009-2013)
Senior Vice President/Counsel, PSS

Britney L. Schnathorst Des Moines, IA 50392 1981	Assistant Counsel (since 2014)	Counsel, PLIC (since 2013) Prior thereto, Attorney in Private Practice

Adam U. Shaikh Des Moines, IA 50392 1972	Assistant Counsel (since 2006)	Counsel, PFD (2006-2013) Counsel, PLIC Counsel, PMC (2007-2013) Counsel, Princor (2007-2013) Counsel, PSS (2007-2013)

Dan L. Westholm Des Moines, IA 50392 1966	Assistant Treasurer (since 2006)
Assistant Vice President/Treasury, PFA (since 2013)
Director-Treasury, PFA (2011-2013)
Assistant Vice President/Treasury, PFD (since 2013)
Director-Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC
Assistant Vice President/Treasury, PMC
Assistant Vice President/Treasury, Princor (since 2013)
Director-Treasury, Princor (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS

Beth C. Wilson Des Moines, IA 50392 1956	Vice President and Secretary (since 2007)	Vice President, PMC (2007-2013) Vice President, Princor (2007-2009)

INVESTMENT ADVISORY AND OTHER SERVICES
Investment Advisors

In the section for Emerald Advisers, Inc. (“Emerald”), delete the information after Fund(s): and substitute:
Fund(s): a portion of the assets of the SmallCap Growth I

Sub-Advisory Agreements for the Funds
All other Funds

Delete the table for the SmallCap Growth Fund II and substitute:

	Net Asset Value of Fund
Fund	First $200 million	Over $200 million
SmallCap Growth I (Emerald)	0.50%	0.45%
Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

PORTFOLIO MANAGER DISCLOSURE
Delete the Sub-Advisor: section for Emerald Advisers, Inc.

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